Revenue Recognition (Tables)	12 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue by Major Source
The following table disaggregates the Company’s revenue by major source based upon the timing
of transfer of goods or services to the customer for Fiscal Years 2023, 2022 and 2021:

	Year Ended June 30,
	2023	2022	2021
Event-related and entertainment offerings (a)	$546,304	$386,309	$14,062
Sponsorship, signage and suite licenses (b)	203,758	156,387	15,897
Other (c)	29,756	39,384	27,528

Total revenues from contracts with customers	779,818	582,080	57,487
Revenues from Arena License Agreements, leases and subleases	71,678	71,410	24,325

Total revenues	$851,496	$653,490	$81,812

(a)	Event-related and entertainment offerings revenues are recognized at a point in time.
(b)
See Note 2. Summary of Significant Accounting Policies, Revenue Recognition, and the discussion above within this Note for further details on the pattern of recognition of sponsorship, signage, and suite license revenues.

(c)	Primarily consists of (i) revenues from sponsorship sales and representation agreements with MSG Sports, and (ii) advertising commission revenues recognized from MSG Networks up to December 31, 2022.
In addition to the disaggregation of the Company’s revenue by major source based upon the timing of transfer of goods or services to the customer disclosed above, the following table disaggregates the Company’s consolidated and combined revenues by type of goods or services in accordance with the required entity-wide disclosure requirements of ASC Subtopic
280-10-50-38
to 40 and the disaggregation of revenue required disclosures in accordance with ASC Subtopic
606-10-50-5
for Fiscal Years 2023, 2022, and 2021.

	Year Ended June 30,
	2023	2022	2021
Ticketing and venue license fee revenues (a)	$360,596	$250,092	$8,311
Sponsorship and signage, suite, and advertising commission revenues ( b)	262,475	219,113	43,312
Food, beverage and merchandise revenues	151,126	109,915	3,078
Other	5,621	2,960	2,786

Total revenues from contracts with customers	779,818	582,080	57,487
Revenues from Arena License Agreements, leases and subleases	71,678	71,410	24,325

Total revenues	$851,496	$653,490	$81,812

(a)
Amounts include ticket sales, including other ticket-related revenue, and venue license fees from the Company’s events such as (i) concerts, (ii) the presentation of the Christmas Spectacular, and (iii) live entertainment and other sporting events.

(b)
Amounts include (i) revenues from sponsorship sales and representation agreements with MSG Sports and (ii) advertising commission revenues recognized from MSG Networks until the termination of this agreement as of December 31, 2022.

Contract Balances
The following table provides information about the opening and closing contract balances from the Company’s contracts with customers as of June 30, 2023, 2022 and 2021.

	As of June 30,
	2023	2022	2021
Receivables from contracts with customers, net (a)	$69,295	$106,664	$72,978
Contract assets, current (b)	11,254	5,503	7,052
Deferred revenue, including non-current portion (c)	226,029	203,256	199,041

(a)
As of June 30, 2023, 2022 and 2021, the Company’s receivables from contracts with customers above included $5,397, $4,163 and $5,172, respectively, related to various related parties. See Note 17. Related Party Transactions for further details on these related party arrangements.

(b)
Contract assets primarily relate to the Company’s rights to consideration for goods or services transferred to customers, for which the Company does not have an unconditional right to bill as of the reporting date. Contract assets are transferred to accounts receivable once the Company’s right to consideration becomes unconditional.

(c)	Revenue recognized for Fiscal Year 2023 relating to the deferred revenue balance as of June 30, 2022 was $176,828.

Remaining Performance Obligation
The following table depicts the estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as of June 30, 2023:

As of June 30, 2023
Fiscal year ending June 30, 2024	$167,456
Fiscal year ending June 30, 2025	125,123
Fiscal year ending June 30, 2026	80,783
Fiscal year ending June 30, 2027	50,027
Fiscal year ending June 30, 2028	28,990
Thereafter	26,799

Total estimated revenue expected to be recognized in the future related to performance obligations	$479,178